Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Narrative (Details) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 27, 2024 shares	Mar. 26, 2024 aircraft	Mar. 04, 2024 $ / shares	Jul. 01, 2023 aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)							325,000,000
Preferred stock, shares authorized (in shares)							25,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Preferred stock, shares issued (in shares)	0					0
Preferred stock, shares outstanding (in shares)	0					0
Net loss attributable to noncontrolling interest | $	$ 92	$ 2,200	$ 1,722	$ 7,650	$ 4,259	$ 8,983	$ 8,891	$ 10,200
Exchange of ownership interest, number of aircrafts and related entities | aircraft										7		16
Total ownership after exchange of ownership interest										1		1
Gain (loss) on exchange of ownership interest | $		$ 0		$ 0		$ 0
Common Class A
Capital Unit [Line Items]
Common stock, shares authorized (in shares)	200,000,000	200,000,000		200,000,000		200,000,000	200,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, issued (in shares)	16,647,529	17,899,586		17,899,586		16,647,529		0
Common stock, outstanding (in shares)	16,647,529	17,899,586		17,899,586		16,647,529		0
Number of shares of common stock issued for each common unit redeemed (in shares)		1		1
Common Class A | Forecast
Capital Unit [Line Items]
Number of shares of common stock issued for each common unit redeemed (in shares)									1
Common Class B
Capital Unit [Line Items]
Common stock, shares authorized (in shares)	100,000,000	100,000,000		100,000,000		100,000,000	100,000,000	0
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, issued (in shares)	59,930,000	59,930,000		59,930,000		59,930,000		0
Common stock, outstanding (in shares)	59,930,000	59,930,000		59,930,000		59,930,000		0
Number of shares of common stock cancelled for each common unit redeemed (in shares)		1		1
Common Class B | Forecast
Capital Unit [Line Items]
Number of shares of common stock cancelled for each common unit redeemed (in shares)									1